Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) a

September 30, 2023

		Shares	Value
Equities	94.6%

Canada	6.6%
ATS Corp.*		25,000	$1,065,670
BRP, Inc.		8,800	666,074
Element Fleet Management Corp.		68,600	984,329
Stantec, Inc.		8,500	551,502
			3,267,575

China	2.8%
MINISO Group Hldg. Ltd. ADS		38,600	999,740
Zhejiang Shuanghuan Driveline Co. Ltd.*		100,000	392,586
			1,392,326

Finland	1.2%
Kemira Oyj		38,000	590,822

France	2.4%
Rexel SA		29,700	665,423
Sopra Steria Group SA		2,600	536,713
			1,202,136

Germany	3.3%
AIXTRON SE		30,000	1,098,804
Gerresheimer AG		5,000	523,878
			1,622,682

Indonesia	1.0%
PT Sumber Alfaria Trijaya Tbk*		2,600,000	497,962

Israel	3.9%
Inmode Ltd.*		19,400	590,924
Perion Network Ltd.*		43,200	1,323,216
			1,914,140

Japan	3.7%
Fuji Electric Co. Ltd.		40,700	1,832,952

Netherlands	1.4%
Be Semiconductor Industries NV*		7,200	704,169

Sweden	1.0%
Saab AB		10,000	508,953

Switzerland	1.7%
Accelleron Industries AG*		31,600	819,042

Taiwan	2.7%
M31 Technology Corp.		52,800	1,314,880

United Kingdom	9.1%
Ashtead Technology Hldgs. PLC		459,400	2,449,461
Oxford Instruments PLC		19,200	510,688
Whitbread PLC*		36,200	1,523,770
			4,483,919

United States of America	53.8%
Acadia Healthcare Co., Inc.*		7,600	534,356
Allegiant Travel Co.		4,400	338,184
Allegro MicroSystems, Inc.*		25,000	798,500
Alphatec Hldgs., Inc.*		142,700	1,850,819
Axcelis Technologies, Inc.*		14,329	2,336,343
Axonics, Inc.*		21,500	1,206,580
Bel Fuse, Inc.		25,000	1,193,000
Belden, Inc.		12,600	1,216,530
Clean Harbors, Inc.*		7,900	1,322,144
Comstock Resources, Inc.		64,900	715,847
Crocs, Inc.*		7,000	617,610
Deckers Outdoor Corp.*		2,200	1,130,998
Evolent Health, Inc.*		29,600	806,008
Extreme Networks, Inc.*		69,000	1,670,490
Lantheus Hldgs., Inc.*		7,800	541,944
Merit Medical Systems, Inc.*		7,500	517,650
Model N, Inc.*		16,200	395,442
Power Integrations, Inc.		10,000	763,100
RPC, Inc.		159,000	1,421,460
Universal Display Corp.*		3,100	486,669
Veracyte, Inc.*		67,100	1,498,343
Vertiv Hldgs. Co.*		62,500	2,325,000
Visteon Corp.*		3,600	497,052
Weatherford International PLC*		25,900	2,339,547
			26,523,616

Total Equities
(Cost: $39,889,455)			$46,675,174

Total Investments -	94.6%
(Cost: $39,889,455)			$46,675,174

Other Assets Less Liabilities	5.4%		2,686,065

Net Assets - 100%			$49,361,239

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended September 30, 2023

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	2.7%
Consumer Discretionary	11.8%
Consumer Staples	1.0%
Energy	9.1%
Financials	2.0%
Healthcare	16.3%
Industrials	24.1%
Information Technology	26.4%
Materials	1.2%

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

September 30, 2023

		Shares	Value
Equities	96.2%

Aerospace & Defense	1.8%
Cadre Hldgs., Inc.*		47,300	$1,260,545
V2X, Inc.*		112,500	5,811,750
			7,072,295

Automobile Components	1.0%
Modine Manufacturing Co.*		84,600	3,870,450

Banks	2.9%
1st Source Corp.*		55,900	2,352,831
Heritage Financial Corp.		136,000	2,218,160
Mercantile Bank Corp.		61,800	1,910,238
Preferred Bank		82,600	5,141,850
			11,623,079

Biotechnology	6.3%
ADMA Biologics, Inc.*		2,078,400	7,440,672
Catalyst Pharmaceuticals, Inc.*		293,600	3,432,184
Dynavax Technologies Corp.*		385,200	5,689,404
MannKind Corp.*		798,400	3,297,392
Veracyte, Inc.*		236,500	5,281,045
			25,140,697

Building Products	0.8%
JELD WEN Hldg., Inc.*		247,400	3,305,264

Chemicals	0.5%
Hawkins, Inc.*		35,600	2,095,060

Commercial Services & Supplies	4.9%
CECO Environmental Corp.*		416,700	6,654,699
HNI Corp.		169,700	5,876,711
SP Plus Corp.*		122,500	4,422,250
VSE Corp.		47,700	2,405,988
			19,359,648

Communications Equipment	4.3%
Applied Optoelectronics, Inc.*		468,415	5,138,513
Aviat Networks, Inc.*		125,307	3,909,578
Digi International, Inc.*		161,100	4,349,700
Extreme Networks, Inc.*		148,800	3,602,448
			17,000,239

Construction & Engineering	4.6%
Granite Construction, Inc.		114,600	4,357,092
Primoris Services Corp.		178,600	5,845,578
Sterling Construction Co. Inc.*		110,000	8,082,800
			18,285,470

Consumer Finance	1.2%
EZCORP, Inc.*		595,300	4,911,225

Consumer Staples Distribution & Retail	0.8%
The Chefs' Warehouse, Inc.*		146,400	3,100,752

Diversified Consumer Services	0.6%
Rover Group, Inc.*		408,000	2,554,080

Electrical Equipment	1.7%
LSI Industries, Inc.		298,700	4,743,356
Powell Industries, Inc.*		25,400	2,105,660
			6,849,016

Electronic Equipment, Instruments & Components	2.8%
Bel Fuse, Inc.		96,500	4,604,980
ePlus, Inc.*		31,700	2,013,584
ScanSource, Inc.*		95,664	2,899,576
Vishay Precision Group, Inc.*		54,500	1,830,110
			11,348,250

Energy Equipment & Services	3.9%
DMC Global, Inc.*		174,100	4,260,227
Helix Energy Solutions Group, Inc.*		335,600	3,748,652
Patterson-UTI Energy, Inc.		261,700	3,621,928
RPC, Inc.		456,400	4,080,216
			15,711,023

Healthcare Equipment & Supplies	9.1%
Alphatec Hldgs., Inc.*		393,600	5,104,992
Artivion, Inc.*		248,200	3,762,712
Lantheus Hldgs., Inc.*		63,200	4,391,136
LeMaitre Vascular, Inc.		57,000	3,105,360
SI BONE, Inc.*		315,100	6,692,724
Tactile Systems Technology, Inc.*		330,350	4,641,418
TransMedics Group, Inc.*		72,400	3,963,900
Treace Medical Concepts, Inc.*		355,600	4,661,916
			36,324,158

Healthcare Providers & Services	1.1%
PetIQ, Inc.*		219,600	4,326,120

Hotels, Restaurants & Leisure	3.0%
BJ's Restaurants, Inc.*		112,200	2,632,212
Everi Hldgs. Inc.*		249,000	3,291,780
Full House Resorts, Inc.*		223,143	952,821
Playa Hotels & Resorts NV*		701,500	5,078,860
			11,955,673

Household Durables	0.9%
M/I Homes, Inc.*		44,300	3,722,972

Insurance	1.1%
Employers Hldgs., Inc.		112,200	4,482,390

Life Sciences Tools & Services	0.6%
Quanterix Corp.*		83,400	2,263,476

Machinery	4.0%
Astec Industries, Inc.*		39,400	1,856,134
Blue Bird Corp.*		306,500	6,543,775
Circor International, Inc.*		97,900	5,457,925
The Gorman-Rupp Corp.*		65,000	2,138,500
			15,996,334

Media	1.6%
Perion Network Ltd.*		205,400	6,291,402

Metals & Mining	0.9%
Haynes International, Inc.		76,100	3,540,172

Oil, Gas & Consumable Fuels	1.2%
Earthstone Energy, Inc.*		240,600	4,869,744

Paper & Forest Products	0.9%
Clearwater Paper Corp.*		101,000	3,661,250

Passenger Airlines	1.1%
Sun Country Airlines Hldgs., Inc.*		283,000	4,199,720

Pharmaceuticals	1.5%
Amphastar Pharmaceuticals, Inc.*		91,300	4,198,887
ANI Pharmaceuticals, Inc.*		33,000	1,915,980
			6,114,867

Professional Services	3.3%
Huron Consulting Group, Inc.*		55,900	5,822,544
ICF International, Inc.		47,900	5,786,799
Upwork, Inc.*		143,400	1,629,024
			13,238,367

Semiconductors & Semiconductor Equipment	18.5%
ACM Research, Inc.*		341,800	6,188,289
Aehr Test Systems*		469,400	21,451,580
Amtech Systems, Inc.*		118,900	906,018
Axcelis Technologies, Inc.*		38,300	6,244,815
Camtek Ltd.*		166,380	10,358,819
CVD Equipment Corp.*		103,000	705,550
Impinj, Inc.*		35,700	1,964,571
Navitas Semiconductor Corp.*		911,700	6,336,315
PDF Solutions, Inc.*		66,000	2,138,400
Photronics, Inc.*		230,100	4,650,321
Ultra Clean Hldgs., Inc.*		218,100	6,471,027
Veeco Instruments, Inc.*		226,800	6,375,348
			73,791,053

Software	3.8%
A10 Networks, Inc.		215,000	3,231,450
AvePoint, Inc.*		425,000	2,856,000
Model N, Inc.*		191,400	4,672,074
Weave Communications, Inc.*		523,600	4,267,339
			15,026,863

Specialty Retail	2.4%
Boot Barn Hldgs., Inc.*		60,800	4,936,352
Caleres, Inc.		84,000	2,415,840
Destination XL Group, Inc.*		415,700	1,862,336
			9,214,528

Textiles, Apparel & Luxury Goods	1.7%
G-III Apparel Group Ltd.*		144,000	3,588,480
Oxford Industries, Inc.		30,200	2,903,126
			6,491,606

Trading Co. & Distribution	1.4%
Alta Equipment Group, Inc.		110,100	1,327,806
H&E Equipment Services, Inc.		92,200	3,982,118
			5,309,924

Total Equities
(Cost: $352,245,205)			$383,047,167

Total Investments	96.2%
(Cost: $352,245,205)			$383,047,167

Other Assets Less Liabilities	3.8%		15,180,411

Net Assets - 100%			$398,227,578

* Non-income producing security during the period ended September 30, 2023

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2023

		Shares	Value
Equities	97.0%

Aerospace & Defense	4.5%
AeroVironment, Inc.*		69,100	$7,706,723
Hexcel Corp.		73,300	4,774,762
Woodward, Inc.		48,800	6,063,888
			18,545,373

Automobile Components	1.8%
Visteon Corp.*		54,000	7,455,780

Banks	1.0%
First Merchants Corp.		72,900	2,028,078
Washington Federal, Inc.		79,700	2,041,914
			4,069,992

Beverages	2.1%
MGP Ingredients, Inc.		53,500	5,643,180
Primo Water Corp.		211,500	2,918,700
			8,561,880

Biotechnology	1.8%
Halozyme Therapeutics, Inc.*		50,500	1,929,100
Veracyte, Inc.*		247,600	5,528,908
			7,458,008

Building Products	2.5%
Gibraltar Industries, Inc.*		35,700	2,410,107
Janus International Group, Inc.*		378,600	4,051,020
Simpson Manufacturing Co., Inc.		14,700	2,202,207
Trex Co., Inc.*		30,400	1,873,552
			10,536,886

Chemicals	1.0%
Quaker Chemical Corp.		25,500	4,080,000

Commercial Services & Supplies	1.1%
Clean Harbors, Inc.*		28,000	4,686,080

Communications Equipment	0.8%
Ciena Corp.*		70,200	3,317,652

Construction & Engineering	0.6%
Comfort Systems USA, Inc.		14,000	2,385,740

Consumer Finance	1.5%
FirstCash Hldgs., Inc.		61,700	6,193,446

Consumer Staples Distribution & Retail	0.8%
Grocery Outlet Hldg. Corp.*		115,900	3,343,715

Diversified Consumer Services	1.2%
Frontdoor, Inc.*		164,700	5,038,173

Electrical Equipment	4.9%
Array Technologies, Inc.*		104,000	2,307,760
NEXTracker, Inc.*		97,300	3,907,568
Shoals Technologies Group, Inc.*		174,300	3,180,975
Vertiv Hldgs. Co.*		294,700	10,962,840
			20,359,143

Electronic Equipment, Instruments & Components	2.9%
Belden, Inc.		57,900	5,590,245
Fabrinet*		22,200	3,698,964
OSI Systems, Inc.*		25,400	2,998,216
			12,287,425

Energy Equipment & Services	3.8%
Liberty Energy, Inc.		149,400	2,766,888
NOV, Inc.		141,000	2,946,900
Weatherford International PLC*		111,000	10,026,630
			15,740,418

Healthcare Equipment & Supplies	9.8%
Alphatec Hldgs., Inc.*		378,400	4,907,848
AtriCure, Inc.*		47,300	2,071,740
Axonics, Inc.*		117,600	6,599,712
Haemonetics Corp.*		77,400	6,933,492
Inmode Ltd.*		146,100	4,450,206
Lantheus Hldgs., Inc.*		80,400	5,586,192
Merit Medical Systems, Inc.*		87,300	6,025,446
TransMedics Group, Inc.*		78,700	4,308,825
			40,883,461

Healthcare Providers & Services	5.2%
Acadia Healthcare Co., Inc.*		70,200	4,935,762
Encompass Health Corp.		111,600	7,495,056
NeoGenomics, Inc.*		293,400	3,608,820
Option Care Health, Inc.*		167,800	5,428,330
			21,467,968

Healthcare Technology	1.3%
Evolent Health, Inc.*		197,900	5,388,817

Hotels, Restaurants & Leisure	3.0%
Monarch Casino and Resort, Inc.		53,800	3,340,980
SeaWorld Entertainment, Inc.*		100,300	4,638,875
Texas Roadhouse, Inc.		20,500	1,970,050
Wingstop, Inc.		14,200	2,553,728
			12,503,633

Information Technology Services	0.8%
Fastly, Inc.*		170,300	3,264,651

Insurance	0.9%
Unum Group		76,700	3,772,873

Machinery	7.0%
Allison Transmission Hldgs., Inc.		94,100	5,557,546
Federal Signal Corp.		91,400	5,459,322
Flowserve Corp.		190,900	7,592,093
Oshkosh Corp.		54,100	5,162,763
SPX Technologies, Inc.*		68,000	5,535,200
			29,306,924

Media	1.3%
Perion Network Ltd.*		180,800	5,537,904

Metals & Mining	0.9%
ATI, Inc.*		95,000	3,909,250

Oil, Gas & Consumable Fuels	2.6%
Comstock Resources, Inc.		179,800	1,983,194
International Seaways, Inc.		86,500	3,892,500
Magnolia Oil & Gas Corp.		99,000	2,268,090
Matador Resources Co.		48,600	2,890,728
			11,034,512

Passenger Airlines	0.9%
Allegiant Travel Co.		48,400	3,720,024

Personal Care Products	1.9%
elf Beauty, Inc.*		21,800	2,394,294
Inter Parfums, Inc.		41,600	5,588,544
			7,982,838

Pharmaceuticals	1.4%
Amphastar Pharmaceuticals, Inc.*		61,200	2,814,588
Amylyx Pharmaceuticals, Inc.*		170,000	3,112,700
			5,927,288

Professional Services	4.1%
ICF International, Inc.		47,800	5,774,718
Maximus, Inc.		55,200	4,122,336
Parsons Corp.*		131,300	7,136,155
			17,033,209

Semiconductors & Semiconductor Equipment	14.2%
Aehr Test Systems*		440,408	20,126,646
Allegro MicroSystems, Inc.*		112,100	3,580,474
Axcelis Technologies, Inc.*		60,300	9,831,915
FormFactor, Inc.*		188,100	6,572,214
Onto Innovation, Inc.*		41,100	5,241,072
Power Integrations, Inc.		72,900	5,562,999
Universal Display Corp.		52,900	8,304,771
			59,220,091

Software	2.4%
Qualys, Inc.*		16,600	2,532,330
Rapid7, Inc.*		43,900	2,009,742
Zeta Global Hldgs. Corp.*		674,700	5,633,745
			10,175,817

Specialty Retail	1.5%
Abercrombie & Fitch Co.*		73,500	4,143,195
Murphy USA, Inc.		6,700	2,289,591
			6,432,786

Technology Hardware, Storage & Peripherals	1.0%
Super Micro Computer, Inc.*		15,700	4,305,254

Textiles, Apparel & Luxury Goods	2.8%
Crocs, Inc.*		58,500	5,161,455
Deckers Outdoor Corp.*		12,300	6,323,307
			11,484,762

Trading Co. & Distribution	1.7%
Applied Industrial Technologies, Inc.		30,500	4,715,605
McGrath RentCorp.*		21,100	2,115,064
			6,830,669

Total Equities
(Cost: $383,418,751)			$404,242,442

Total Investments	97.0%
(Cost: $383,418,751)			$404,242,442

Other Assets Less Liabilities	3.0%		12,463,541

Net Assets - 100%			$416,705,983

* Non-income producing security during the period ended September 30, 2023

Oberweis China Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2023

		Shares	Value
Equities	99.1%

Automobile Components	3.5%
Shanghai Baolong Automotive Corp.*		110,000	$951,213
Tong Yang Industry Co. Ltd.*		300,000	728,151
			1,679,364

Automobiles	4.4%
BYD Co. Ltd.		25,000	772,571
Li Auto, Inc. ADS*		38,000	1,354,700
			2,127,271

Beverages	2.4%
China Resources Beer Hldgs. Co. Ltd.		70,000	383,923
Luzhou Laojiao Co. Ltd.		25,000	747,796
			1,131,719

Biotechnology	2.2%
Legend Biotech Corp. ADS*		16,000	1,074,720

Broadline Retail	13.0%
Alibaba Group Hldg. Ltd.*		230,000	2,514,111
MINISO Group Hldg. Ltd. ADS		50,000	1,295,000
PDD Hldgs. ADS*		25,000	2,451,750
			6,260,861

Capital Markets	1.5%
China International Capital Corp. Ltd.*		100,000	183,374
Hong Kong Exchanges & Clearing Ltd.*		15,000	560,465
			743,839

Chemicals	3.0%
Jinan Acetate Chemical Co. Ltd.*		20,677	707,934
Nan Pao Resins Chemical Co. Ltd.*		75,000	482,221
Nanjing Cosmos Chemical Co. Ltd.		25,000	236,927
			1,427,082

Communications Equipment	1.5%
BYD Electronic International Co. Ltd.*		160,000	729,409

Diversified Consumer Services	3.2%
New Oriental Education & Technology Group, Inc.*		255,000	1,553,250

Electrical Equipment	2.0%
Fortune Electric Co. Ltd.		40,000	336,450
Ta Ya Electric Wire & Cable		504,805	601,978
			938,428

Electronic Equipment, Instruments & Components	6.4%
Compeq Manufacturing Co. Ltd.*		100,000	164,368
Cowell e Hldgs., Inc.*		150,000	299,196
Elite Material Co. Ltd.		40,000	531,971
Global Brands Manufacture Ltd.		350,000	672,867
Gold Circuit Electronics Ltd.*		75,000	511,039
Shanghai Friendess Electronic Technology Corp. Ltd.*		15,000	512,158
WT Microelectronics Co. Ltd.*		110,000	380,341
			3,071,940

Energy Equipment & Services	1.1%
Yantai Jereh Oilfield Services Group Co. Ltd.*		120,000	522,503

Entertainment	3.8%
NetEase, Inc.		90,000	1,833,099

Hotels, Restaurants & Leisure	9.7%
H World Group Ltd.*		190,000	748,500
Meituan*		130,000	1,902,439
Sands China Ltd.*		250,000	766,186
Trip.com Group Ltd.*		35,000	1,247,861
			4,664,986

Household Durables	2.2%
Beijing Roborock Technology Co. Ltd.*		13,060	528,115
Hisense Home Appliances Group Co. Ltd.		200,000	512,067
			1,040,182

Insurance	1.8%
Ping An Insurance Group Co. of China Ltd.		150,000	859,086

Interactive Media & Services	7.7%
Baidu, Inc.*		90,000	1,533,138
Tencent Hldgs. Ltd.		55,000	2,150,555
			3,683,693

Life Sciences Tools & Services	0.7%
Wuxi Biologics (Cayman), Inc.*		60,000	349,763

Machinery	2.6%
Sinotruk Hong Kong Ltd.*		250,000	481,420
Yangzijiang Shipbuilding Hldgs. Ltd.*		650,000	789,319
			1,270,739

Media	1.5%
Focus Media Information Technology Co. Ltd.		750,000	735,635

Metals & Mining	2.9%
CMOC Group Ltd.		1,101,000	707,193
Zijin Mining Group Co. Ltd.		450,000	688,417
			1,395,610

Oil, Gas & Consumable Fuels	3.5%
China Shenhua Energy Co. Ltd.*		170,000	551,398
PetroChina Co. Ltd.		1,500,000	1,130,124
			1,681,522

Real Estate Management & Development	3.4%
China Resources Mixc Lifestyle Services Ltd.		221,538	893,960
Longfor Group Hldgs. Ltd.		400,000	719,193
			1,613,153

Semiconductors & Semiconductor Equipment	11.3%
Alchip Technologies Ltd.		18,000	1,508,777
Elan Microelectronics Corp.*		140,000	579,432
M31 Technology Corp.		29,500	734,646
ITE Technology, Inc.*		140,000	681,873
King Yuan Electronics Co. Ltd.		380,000	896,148
Taiwan Semiconductor Manufacturing Co. Ltd. ADS		12,000	1,042,800
			5,443,676

Technology Hardware, Storage & Peripherals	0.7%
AIC, Inc.		20,000	340,692

Textiles, Apparel & Luxury Goods	3.1%
Li Ning Co. Ltd.		35,000	147,267
Makalot Industrial Co. Ltd.*		80,000	833,169
PRADA SpA		80,000	470,949
			1,451,385

Total Equities
(Cost: $45,366,732)			$47,623,607

Short-Term Investments	2.1%
Fidelity Investments Money Market Government Portfolio Class I 5.23%[a]		1,031,300	1,031,300

Total Short-Term Investments
(Cost: $1,031,300)			$1,031,300

Total Investments	101.2%
(Cost: $46,398,032)			$48,654,907

Other Liabilities Less Assets	(1.2)%		(553,973)

Net Assets - 100%			$48,100,934

a Annualized seven-day effective yield as of September 30, 2023.

* Non-income producing security during the period ended September 30, 2023

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China, Taiwan and Hong Kong)	97.5%
Singapore	1.6%

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) a

September 30, 2023

		Shares	Value
Equities	98.7%

Australia	3.8%
GrainCorp Ltd.		269,200	$1,216,480
James Hardie Industries PLC*		42,100	1,101,074
JB Hi-Fi Ltd.		51,300	1,490,068
Super Retail Group Ltd.		87,400	667,883
			4,475,505

Canada	14.1%
Ag Growth International, Inc.		46,500	1,822,617
ATS Corp.*		96,100	4,096,437
BRP, Inc.		17,200	1,301,871
Element Fleet Management Corp.		220,000	3,156,740
Finning International, Inc.		51,300	1,512,978
Parex Resources, Inc.		102,824	1,929,606
Stantec, Inc.		40,500	2,627,744
			16,447,993

Denmark	2.1%
Demant A/S*		48,300	1,994,355
Jyske Bank A/S*		6,000	437,661
			2,432,016

Finland	2.0%
Metso Corp.		165,700	1,737,581
Outokumpu Oyj		152,100	636,717
			2,374,298

France	10.1%
Alten SA		11,100	1,456,480
Edenred SA		49,600	3,102,614
Rexel SA		93,600	2,097,089
Sopra Steria Group SACA		10,400	2,146,851
Spie SA		42,300	1,227,554
Verallia SA		44,900	1,766,014
			11,796,602

Germany	7.4%
AIXTRON SE		58,600	2,146,331
CTS Eventim AG & Co.*		38,600	2,190,957
Gerresheimer AG		29,600	3,101,360
Hugo Boss AG		19,400	1,226,222
			8,664,870

Ireland	1.3%
Glanbia PLC*		92,500	1,526,509

Italy	2.2%
Brunello Cucinelli SpA		19,500	1,478,974
Iveco Group NV*		119,700	1,114,998
			2,593,972

Japan	20.2%
ABC-Mart, Inc.		130,200	2,339,973
Asics Corp.*		37,700	1,312,774
BayCurrent Consulting, Inc.		90,600	3,019,048
Daiwa Securities Group, Inc.		591,500	3,410,919
Fuji Electric Co. Ltd.		71,800	3,233,561
Information Services International-Dentsu Ltd.		36,000	1,375,212
Nissin Foods Hldgs. Co. Ltd.		26,000	2,160,415
Santen Pharmaceutical Co. Ltd.		166,000	1,523,114
Sumitomo Bakelite Co. Ltd.		13,600	592,112
Sundrug Co. Ltd.		42,900	1,162,735
The Monogatari Corp.*		23,500	648,970
Toyo Suisan Kaisha Ltd.		26,700	1,047,092
Toyo Tanso Co. Ltd.*		48,000	1,738,415
			23,564,340

Netherlands	7.4%
ASM International NV*		5,380	2,246,530
BE Semiconductor Industries NV		28,100	2,748,215
Constellium SE*		203,400	3,701,880
			8,696,625

Norway	2.3%
Aker Solutions ASA		492,900	1,983,295
Subsea 7 SA		47,300	649,881
			2,633,176

Sweden	3.2%
AAK AB*		48,600	874,469
AddTech AB		37,200	593,682
Indutrade AB*		5,200	96,038
Saab AB		43,400	2,208,858
			3,773,047

Switzerland	1.1%
Accelleron Industries AG*		49,800	1,290,769

United Kingdom	21.5%
B&M European Value Retail SA		183,500	1,308,882
Cranswick PLC*		14,000	604,899
Domino's Pizza Group PLC		192,900	885,890
Games Workshop Group PLC		14,900	1,918,539
IMI PLC		79,600	1,514,750
Indivior PLC*		107,800	2,331,721
Informa PLC		127,900	1,167,922
Keywords Studios PLC		53,900	1,013,413
Marks and Spencer Group PLC*		1,072,400	3,084,524
Morgan Sindall Group PLC		29,000	723,252
Oxford Instruments PLC		71,900	1,912,421
Telecom Plus PLC		62,200	1,130,771
The Sage Group PLC		415,100	4,995,330
Whitbread PLC		59,000	2,483,493
			25,075,807

Total Equities
(Cost: $110,014,889)			$115,345,529

Short-Term Investments	0.6%
Fidelity Investments Money Market Government Portfolio Class I 5.23%[b]		675,419	675,419

Total Short-Term Investments
(Cost: $675,419)			$675,419

Total Investments	99.3%
(Cost: $110,690,308)			$116,020,948

Other Assets Less Liabilities	0.7%		766,599

Net Assets - 100%			$116,787,547

a Certain securities were fair valued under the discretion of the Board of Trustees

b Annualized seven-day effective yield as of September 30, 2023.

* Non-income producing security during the period ended September 30, 2023

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	2.9%
Consumer Discretionary	14.6%
Consumer Staples	10.0%
Energy	3.9%
Financials	8.7%
Healthcare	7.7%
Industrials	26.2%
Information Technology	17.2%
Materials	6.6%
Utilities	0.9%

Oberweis International Opportunities Institutional Fund

Schedule of Investments (unaudited) a

September 30, 2023

		Shares	Value
Equities	95.5%

Australia	3.6%
GrainCorp Ltd.		672,423	$3,038,593
James Hardie Industries PLC*		100,800	2,636,302
JB Hi-Fi Ltd.		123,512	3,587,550
Super Retail Group Ltd.		207,848	1,588,307
			10,850,752

Canada	13.6%
Ag Growth International, Inc.		114,800	4,499,707
ATS Corp.*		236,875	10,097,226
BRP, Inc.		42,273	3,199,652
Element Fleet Management Corp.		539,100	7,735,448
Finning International, Inc.		126,800	3,739,680
Parex Resources, Inc.		254,291	4,772,052
Stantec, Inc.		100,300	6,507,722
			40,551,487

Denmark	2.0%
Demant A/S*		119,600	4,938,403
Jyske Bank A/S*		15,100	1,101,447
			6,039,850

Finland	2.0%
Metso Corp.		410,768	4,307,440
Outokumpu Oyj		376,743	1,577,111
			5,884,551

France	9.7%
Alten SA		27,300	3,582,153
Edenred SA		121,300	7,587,643
Rexel SA		231,519	5,187,137
Sopra Steria Group SACA		25,600	5,284,556
Spie SA		103,600	3,006,492
Verallia SA		109,900	4,322,606
			28,970,587

Germany	7.2%
AIXTRON SE		143,149	5,243,091
CTS Eventim AG & Co.*		94,551	5,366,766
Gerresheimer AG		73,300	7,680,056
Hugo Boss AG		47,300	2,989,706
			21,279,619

Ireland	1.3%
Glanbia PLC*		231,600	3,822,049

Italy	2.2%
Brunello Cucinelli SpA		48,500	3,678,473
Iveco Group NV*		293,700	2,735,797
			6,414,270

Japan	19.3%
ABC-Mart, Inc.		315,900	5,677,400
Asics Corp.*		94,600	3,294,122
BayCurrent Consulting, Inc.		226,400	7,544,289
Daiwa Securities Group, Inc.		1,424,400	8,213,885
Fuji Electric Co. Ltd.		173,100	7,795,674
Information Services International-Dentsu Ltd.		89,200	3,407,470
Nissin Foods Hldgs. Co. Ltd.		62,600	5,201,615
Santen Pharmaceutical Co. Ltd.		416,100	3,817,878
Sumitomo Bakelite Co. Ltd.		32,600	1,419,326
Sundrug Co. Ltd.		101,900	2,761,835
The Monogatari Corp.*		59,200	1,634,853
Toyo Suisan Kaisha Ltd.		64,300	2,521,648
Toyo Tanso Co. Ltd.*		115,400	4,179,439
			57,469,434

Netherlands	7.2%
ASM International NV*		13,160	5,495,230
BE Semiconductor Industries NV		69,900	6,836,307
Constellium SE*		497,939	9,062,490
			21,394,027

Norway	2.2%
Aker Solutions ASA		1,214,000	4,884,805
Subsea 7 SA		118,100	1,622,643
			6,507,448

Sweden	3.1%
AAK AB*		119,820	2,155,944
AddTech AB		92,000	1,468,246
Indutrade AB		13,100	241,941
Saab AB		106,200	5,405,085
			9,271,216

Switzerland	1.1%
Accelleron Industries AG*		125,000	3,239,881

United Kingdom	21.0%
B&M European Value Retail SA		452,400	3,226,910
Cranswick PLC*		35,300	1,525,209
Domino's Pizza Group PLC		470,200	2,159,386
Games Workshop Group PLC		37,350	4,809,223
IMI PLC		196,516	3,739,606
Indivior PLC*		266,600	5,766,575
Informa PLC		314,800	2,874,605
Keywords Studios PLC		133,700	2,513,792
Marks and Spencer Group PLC*		2,703,000	7,774,588
Morgan Sindall Group PLC		71,271	1,777,479
Oxford Instruments PLC		177,200	4,713,226
Telecom Plus PLC		152,900	2,779,661
The Sage Group PLC		1,023,270	12,314,073
Whitbread PLC		144,600	6,086,661
			62,060,994

Total Equities
(Cost: $271,405,785)			$283,756,165

Short-Term Investments	3.9%
Fidelity Investments Money Market Government Portfolio Class I 5.23%[b]		11,643,574	11,643,574

Total Short-Term Investments
(Cost: $11,643,574)			$11,643,574

Total Investments	99.4%
(Cost: $283,049,359)			$295,399,739

Other Assets Less Liabilities	0.6%		1,901,361

Net Assets - 100%			$297,301,100

a Certain securities were fair valued under the discretion of the Board of Trustees

b Annualized seven-day effective yield as of September 30, 2023.

* Non-income producing security during the period ended September 30, 2023

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	2.8%
Consumer Discretionary	14.1%
Consumer Staples	9.7%
Energy	3.8%
Financials	8.3%
Healthcare	7.5%
Industrials	25.4%
Information Technology	16.6%
Materials	6.4%
Utilities	0.9%

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited)

September 30, 2023

		Shares	Value
Equities	91.1%

Argentina	1.5%
Arcos Dorados Hldgs., Inc.		23,200	$219,472

Brazil	4.8%
Hypera SA		21,200	156,640
Petro Rio SA*		27,200	254,543
Santos Brasil Participacoes SA		100,000	170,493
TOTVS SA		25,500	136,971
			718,647

Canada	0.8%
Orla Mining Ltd.*		35,600	125,804

Chile	1.0%
Embotelladora Andina SA		66,700	150,040

China	15.2%
AK Medical Hldgs. Ltd.		294,600	248,666
Chongqing Brewery Co. Ltd.		24,000	280,807
Dada Nexus Ltd. ADS*		22,800	101,460
Hangzhou Robam Appliances Co. Ltd.		80,400	298,189
Jiangsu Hengli Hydraulic Co. Ltd.		16,600	145,585
Kingdee International Software Group Co. Ltd.*		210,000	258,511
OPT Machine Vision Tech Co. Ltd.*		18,700	291,361
Xiabuxiabu Catering Management China Hldgs. Co. Ltd.*		290,000	122,208
Yantai Jereh Oilfield Services Group Co. Ltd.*		49,196	214,210
Zhejiang Shuanghuan Driveline Co. Ltd.		80,516	316,096
			2,277,093

France	1.3%
Gaztransport & Technigaz SA		1,550	190,903

Greece	1.4%
Greek Organization of Football Prognostics SA		12,500	209,589

Hungary	1.5%
Richter Gedeon Nyrt		9,200	222,685

India	18.9%
Affle India Ltd.*		11,800	157,288
AMI Organics Ltd.		10,300	152,966
C.E. Info Systems Ltd.		11,500	276,216
Cera Sanitaryware Ltd.		2,163	221,951
Control Print Ltd.*		16,900	153,948
Emudhra Ltd.		42,000	236,398
Federal Bank Ltd.		92,300	163,612
Kaynes Technology India Ltd.*		9,500	263,156
KEI Industries Ltd.*		5,098	162,883
KPIT Technologies Ltd.		11,500	159,577
Oracle Financial Services Software Ltd*		4,000	198,015
Route Mobile Ltd.		14,000	268,152
TVS Motor Co. Ltd.*		12,000	219,910
Varun Beverages Ltd.		18,236	207,677
			2,841,749

Indonesia	7.6%
PT Indofood CBP Sukses Makmur Tbk		340,700	244,144
PT Mitra Adiperkasa Tbk		2,158,900	254,235
PT Sumber Alfaria Trijaya Tbk		1,502,500	287,764
PT Samator Indo Gas Tbk		1,292,700	148,884
PT United Tractors Tbk		112,000	204,723
			1,139,750

Japan	1.0%
RS Technologies Co. Ltd.*		8,000	152,944

Malaysia	1.5%
CTOS Digital Bhd		777,800	231,917

Mexico	5.9%
Alsea, S.A.B. de CV*		88,300	321,280
Grupo Aeroportuario del Centro Norte SAB de CV ADS		2,700	234,657
Prologis Property Mexico SA de CV		49,200	169,246
Regional SAB de CV		22,300	160,166
			885,349

Philippines	0.8%
Wilcon Depot, Inc.		324,800	126,301

Poland	1.1%
Dino Polska SA*		2,100	170,646

Saudi Arabia	1.0%
Arabian Contracting Services Co.*		2,800	154,390

South Africa	1.0%
Clicks Group Ltd.		10,980	149,995

South Korea	6.5%
Classys, Inc.		5,627	157,107
LEENO Industrial, Inc.		2,938	334,331
Park Systems Corp.		2,056	248,225
Tokai Carbon Korea Co. Ltd.*		3,450	241,425
			981,088

Taiwan	16.0%
91APP, Inc.		39,000	119,127
Alchip Technologies Ltd.		6,000	502,926
Andes Technology Corp.		9,000	110,662
ASPEED Technology, Inc.		2,400	206,742
Chroma ATE, Inc.		37,000	317,303
eMemory Technology, Inc.*		3,000	188,351
Ennoconn Corp.		23,000	187,621
Innodisk Corp.		17,218	158,497
M31 Technology Corp.		8,800	219,148
Sinbon Electronics Co. Ltd.		16,000	160,383
Unimicron Technology Corp.		42,000	226,601
			2,397,361

Thailand	0.9%
Mega Lifesciences PCL		111,300	136,021

United Kingdom	1.4%
WAG Payment Solutions PLC*		173,000	194,192

Total Equities
(Cost: $12,515,096)			$13,675,936

Short-Term Investments	8.4%
Fidelity Investments Money Market Government Portfolio Class I 5.23%[a]		1,261,920	1,261,920

Total Short-Term Investments
(Cost: $1,261,920)			$1,261,920

Total Investments	99.5%
(Cost: $13,777,016)			$14,937,856

Other Assets Less Liabilities	0.5%		72,986

Net Assets - 100%			$15,010,842

a Annualized seven-day effective yield as of September 30, 2023.

* Non-income producing security during the period ended September 30, 2023

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	2.1%
Consumer Discretionary	13.9%
Consumer Staples	10.6%
Energy	5.8%
Financials	3.5%
Healthcare	7.2%
Industrials	9.4%
Information Technology	35.8%
Materials	1.8%
Real Estate	1.0%

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited) a

September 30, 2023

		Shares	Value
Equities	97.7%

Australia	4.4%
BHP Group Ltd.		4,500	$126,411
Woodside Energy Group Ltd.		5,400	125,558
			251,969

Canada	7.9%
Dollarama, Inc.*		3,900	268,690
WSP Global, Inc.		1,300	183,473
			452,163

Denmark	2.5%
Novo Nordisk A/S		1,600	145,681

France	12.3%
LVMH Moet Hennessy Louis Vuitton SE		340	256,629
Publicis Groupe SA		3,300	249,773
Schneider Electric SE		1,200	197,740
			704,142

Germany	2.9%
SAP SE*		1,300	168,266

Italy	6.0%
Ferrari NV*		300	88,431
UniCredit SpA		10,800	257,312
			345,743

Japan	13.1%
Bridgestone Corp.		3,700	144,181
Sony Group Corp.		5,500	449,766
Toyota Motor Corp.		8,700	156,081
			750,028

Netherlands	3.7%
ASML Hldg. NV		150	88,308
Koninklijke Ahold Delhaize NV		4,100	123,566
			211,874

Sweden	3.2%
EQT AB		4,300	84,722
Volvo AB*		4,700	96,808
			181,530

Switzerland	17.9%
Alcon AG		2,100	162,043
Nestle SA		1,600	181,104
Novartis AG*		800	81,698
Partners Group Hldg. AG*		100	112,253
Roche Hldg. AG		600	163,792
UBS Group AG*		2,200	54,188
Zurich Insurance Group AG		600	274,519
			1,029,597

United Kingdom	18.2%
Anglo American PLC		3,100	85,125
AstraZeneca PLC		1,300	175,351
BAE Systems PLC		13,900	168,911
BP PLC		14,700	94,755
HSBC Hldgs. PLC		33,300	260,586
Shell PLC		4,100	129,947
Unilever PLC		2,600	128,614
			1,043,289

United States of America	5.6%
Cadence Design Systems, Inc.*		1,400	328,020

Total Equities
(Cost: $5,733,557)			$5,612,302

Short-Term Investments	2.2%
Fidelity Investments Money Market Government Portfolio Class I 5.23%[b]		124,519	124,519

Total Short-Term Investments
(Cost: $124,519)			$124,519

Total Investments	99.9%
(Cost: $5,858,076)			$5,736,821

Other Assets Less Liabilities.	0.1%		7,519

Net Assets - 100%			$5,744,340

a Certain securities were fair valued under the discretion of the Board of Trustees

b Annualized seven-day effective yield as of September 30, 2023.

* Non-income producing security during the period ended September 30, 2023

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	4.3%
Consumer Discretionary	23.7%
Consumer Staples	7.5%
Energy	6.1%
Financials	18.2%
Healthcare	12.7%
Industrials	11.3%
Information Technology	10.2%
Materials	3.7%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

●	Level 1 – Quoted prices in active markets for identical securities.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$383,047,167	$404,242,442
Level 2 - Equities	-	-
Level 3	-	-
Total Investments	$383,047,167	$404,242,442

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
Level 1 - Equities
Total Asia	$5,119,308	$47,623,607	$10,438,614
Total Africa	-	-	149,995
Total Europe	2,960,149	-	988,015
Total South America	-	-	1,088,159
Total North America	29,791,191	-	1,011,153
Total Short-Term Investments	-	1,031,300	1,261,920
Total Level 1	37,870,648	48,654,907	14,937,856
Level 2 - Equities
Total Asia	1,832,952	-	-
Total Europe	6,971,574	-	-
Total Level 2	8,804,526	-	-
Level 3	-	-	-
Total Investments	$46,675,174	$48,654,907	$14,937,856

	International Opportunities Fund	International Opportunities Institutional Fund	Focused International Growth Fund
Level 1 – Equites
Total Europe	$9,157,471	$22,536,812	$-
Total North America	16,447,993	40,551,487	780,183
Total Short-Term Investments	675,419	11,643,574	124,519
Total Level 1	26,280,883	74,731,873	904,702
Level 2 – Equities
Total Asia	23,564,340	57,469,434	750,028
Total Australia	4,475,505	10,850,752	251,969
Total Europe	61,700,220	152,347,680	3,830,122
Total Level 2	89,740,065	220,667,866	4,832,119
Level 3	-	-	-
Total Investments	$116,020,948	$295,399,739	$5,736,821

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.